Investments - Amortized cost or cost and fair value of available for sale securities (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale [Line Items]
Amortized Cost or Costs	$ 179,471	$ 181,274		$ 182,593
Allowance for Credit Losses	(96)	(148)	$ (141)	(78)	$ (131)	$ (5)
Gross Unrealized Gains	1,729	1,424		17,328
Gross Unrealized Losses	(22,043)	(25,757)		(1,275)
Bonds available for sale	159,061	156,793		198,568
Non-Investment Grade
Debt Securities, Available-for-sale [Line Items]
Bonds available for sale		16,700		20,400
U.S. government and government sponsored entities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost or Costs	1,409	1,405		1,406
Allowance for Credit Losses	0	0		0
Gross Unrealized Gains	25	17		306
Gross Unrealized Losses	(175)	(224)		0
Bonds available for sale	1,259	1,198		1,712
Obligations of states, municipalities and political subdivisions
Debt Securities, Available-for-sale [Line Items]
Amortized Cost or Costs	6,761	6,808		7,321
Allowance for Credit Losses	0	0		0
Gross Unrealized Gains	77	42		1,362
Gross Unrealized Losses	(677)	(924)		(7)
Bonds available for sale	6,161	5,926		8,676
Non-U.S. governments
Debt Securities, Available-for-sale [Line Items]
Amortized Cost or Costs	5,065	5,251		6,026
Allowance for Credit Losses	(5)	(5)		0
Gross Unrealized Gains	32	25		495
Gross Unrealized Losses	(774)	(879)		(124)
Bonds available for sale	4,318	4,392		6,397
Corporate debt
Debt Securities, Available-for-sale [Line Items]
Amortized Cost or Costs	120,224	124,068		128,417
Allowance for Credit Losses	(64)	(116)		(72)
Gross Unrealized Gains	977	729		12,674
Gross Unrealized Losses	(17,044)	(19,989)		(956)
Bonds available for sale	104,093	104,692		140,063
Mortgage-backed, asset-backed and collateralized
Debt Securities, Available-for-sale [Line Items]
Amortized Cost or Costs	46,012	43,742		39,423
Allowance for Credit Losses	(27)	(27)		(6)
Gross Unrealized Gains	618	611		2,491
Gross Unrealized Losses	(3,373)	(3,741)		(188)
Bonds available for sale	43,230	40,585		41,720
RMBS
Debt Securities, Available-for-sale [Line Items]
Amortized Cost or Costs	12,737	12,267		13,236
Allowance for Credit Losses	(26)	(27)		(6)
Gross Unrealized Gains	556	574		1,762
Gross Unrealized Losses	(789)	(870)		(34)
Bonds available for sale	12,478	11,944		14,958
RMBS | Total derivatives with related parties
Debt Securities, Available-for-sale [Line Items]
Amortized Cost or Costs	43	43		44
Bonds available for sale	40	39		47
CMBS
Debt Securities, Available-for-sale [Line Items]
Amortized Cost or Costs	11,245	11,176		10,903
Allowance for Credit Losses	(1)	0		0
Gross Unrealized Gains	8	7		451
Gross Unrealized Losses	(1,113)	(1,115)		(54)
Bonds available for sale	10,139	10,068		11,300
CLO
Debt Securities, Available-for-sale [Line Items]
Amortized Cost or Costs	9,409	8,547		7,382
Allowance for Credit Losses	0	0		0
Gross Unrealized Gains	27	15		73
Gross Unrealized Losses	(363)	(376)		(53)
Bonds available for sale	9,073	8,186		7,402
CLO | Total derivatives with related parties
Debt Securities, Available-for-sale [Line Items]
Amortized Cost or Costs	249			823
Bonds available for sale	238			862
ABS
Debt Securities, Available-for-sale [Line Items]
Amortized Cost or Costs	12,621	11,752		7,902
Allowance for Credit Losses	0	0		0
Gross Unrealized Gains	27	15		205
Gross Unrealized Losses	(1,108)	(1,380)		(47)
Bonds available for sale	$ 11,540	$ 10,387		$ 8,060